Pension and Postretirement Benefits (Fair Value Measurements for Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	$ 65.4
Total Debt Securities	255.2
Total Other Investments	49.5
Total Pension Plan Assets	371.7
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities		65.3
Total Debt Securities		236.8
Total Other Investments		46.1
Total Pension Plan Assets	371.7	349.1	361.4
Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	65.4	65.3
Total Debt Securities	255.2	236.8
Total Pension Plan Assets	322.2	303.0
Level 2 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	49.5	46.1
Total Pension Plan Assets	49.5	46.1
Small/Mid Cap Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	10.6
Small/Mid Cap Equity [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities		10.5
Small/Mid Cap Equity [Member] | Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	10.6	10.5
Large Cap Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	22.2
Large Cap Equity [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities		20.8
Large Cap Equity [Member] | Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	22.2	20.8
International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	18.2
International Equity [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities		20.3
International Equity [Member] | Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	18.2	20.3
Emerging markets equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	2.8
Emerging markets equity [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities		3.2
Emerging markets equity [Member] | Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	2.8	3.2
SIIT dynamic equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	11.6
SIIT dynamic equity [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities		10.5
SIIT dynamic equity [Member] | Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	11.6	10.5
Emerging Markets Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	6.0
Emerging Markets Debt [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		6.6
Emerging Markets Debt [Member] | Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	6.0	6.6
High Yield Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	6.5
High Yield Bond [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		6.9
High Yield Bond [Member] | Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	6.5	6.9
Long Duration Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	242.7
Long Duration Fund [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities		223.3
Long Duration Fund [Member] | Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	242.7	223.3
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash	1.6
Cash [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash		0.9
Cash [Member] | Level 1 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash	1.6	0.9
Limited Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	26.3
Limited Partnership Interest [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments		23.5
Limited Partnership Interest [Member] | Level 2 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	26.3	23.5
Common Collective Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	23.2
Common Collective Fund [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments		22.6
Common Collective Fund [Member] | Level 2 [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	$ 23.2	$ 22.6